Loan liabilities - Details (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Loans, excluding accrued interest	€ 361,344	€ 346,411
Fair value disclosed
Borrowings
Loans, excluding accrued interest	371,412	363,282
Germany 0.7-2%
Borrowings
Loans, excluding accrued interest	€ 249,530	€ 249,369
Germany 0.7-2% | Minimum
Borrowings
Nominal interest rate	0.70%	0.70%
Germany 0.7-2% | Maximum
Borrowings
Nominal interest rate	2.00%	2.00%
Germany 0.7-2% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 254,911	€ 261,601
Germany 1.60%
Borrowings
Nominal interest rate	1.60%	1.60%
Loans, excluding accrued interest	€ 75,000	€ 75,000
Germany 1.60% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 78,596	€ 79,950
Germany 1.20%
Borrowings
Nominal interest rate	1.20%	1.20%
Loans, excluding accrued interest	€ 7,797	€ 16,652
Germany 1.20% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 8,014	€ 16,341
Germany 1.40%
Borrowings
Nominal interest rate	1.40%
Loans, excluding accrued interest	€ 20,367
Germany 1.40% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 21,332
Germany 1.28%
Borrowings
Nominal interest rate		1.28%
Loans, excluding accrued interest		€ 5,000
Germany 1.28% | Fair value disclosed
Borrowings
Loans, excluding accrued interest		€ 5,000
Germany 1.25%
Borrowings
Nominal interest rate		1.25%
Loans, excluding accrued interest		€ 178
Germany 1.25% | Fair value disclosed
Borrowings
Loans, excluding accrued interest		€ 178
Italy 1.50%
Borrowings
Nominal interest rate		1.50%
Loans, excluding accrued interest		€ 212
Italy 1.50% | Fair value disclosed
Borrowings
Loans, excluding accrued interest		€ 212
France 0.55%
Borrowings
Nominal interest rate	0.55%
Loans, excluding accrued interest	€ 8,650
France 0.55% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 8,559